Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 38,600	$ 3,937,490
Trade accounts receivable, net	1,727,645	1,610,865
Other receivables and prepayments	621,232	1,233,425
Related party receivables		266,959
Short-term investments	9,461,918	4,744,328
Total current assets	11,849,395	11,793,067
Non-current assets
Investment		75,547
Property, plant and equipment, net	377,701	1,060,376
Intangible assets, net	927	1,369
Other assets	86,102	87,339
TOTAL ASSETS	12,314,125	13,017,698
Current liabilities
Accounts payable	13,320	52,957
Taxes payable	1,794,570	1,670,273
Accrued liabilities and other current liabilities	981,461	236,277
Related party payable	60,483	64,698
Capital lease - current portion	80,276
Total current liabilities	2,930,110	2,024,205
Capital lease - non-current portion	66,897
TOTAL LIABILITIES	2,997,007	2,024,205
COMMITMENTS & CONTINGENCIES
Dragon Victory Stockholders' Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 10,000,000 shares issued and outstanding, respectively	1,142	1,142
Additional paid-in capital	8,929,968	8,929,968
Statutory reserves	589,659	433,479
Retained earnings	663,695	1,876,235
Accumulated other comprehensive income	(377,581)	(168,541)
Total Dragon Victory stockholders' equity	9,806,883	11,072,283
Noncontrolling interest	(489,765)	(78,790)
TOTAL EQUITY	9,317,118	10,993,493
TOTAL LIABILITIES AND STOCHOLDERS' EQUITY	$ 12,314,125	$ 13,017,698